COMBINED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Capital Stock	Capital in Excess of Stated Value	Earnings Retained in the Business	Accumulated Other Comprehensive Loss	Capital Stock in Treasury	Total
Balance, beginning at Oct. 31, 2009	$ 819,731	$ 19,823,586	$ 19,346,304	$ (2,072,884)	$ (2,085,407)	$ 35,831,330
Balance, shares, beginning at Oct. 31, 2009	2,732,442
Net (loss) income			(3,409,080)			(3,409,080)
Deferred actuarial (loss) gain net of tax				362,652		362,652
Prior service costs, net				688		688
Unrecognized transition cost, net				6,104		6,104
Total defined benefit pension, net of deferred tax expense						369,444
Total comprehensive loss						(3,039,636)
Compensation recognized under employee stock plan		5,889				5,889
Balance, ending at Oct. 31, 2010	819,731	19,829,475	15,937,224	(1,703,440)	(2,085,407)	32,797,583
Balance, shares, end at Oct. 31, 2010	2,732,442
Net (loss) income			(2,474,765)			(2,474,765)
Deferred actuarial (loss) gain net of tax				(568,881)		(568,881)
Total comprehensive loss						(3,043,646)
Balance, ending at Oct. 31, 2011	819,731	19,829,475	13,462,459	(2,272,321)	(2,085,407)	29,753,937
Balance, shares, end at Oct. 31, 2011	2,732,442					2,732,442
Net (loss) income			(1,258,634)			(1,258,634)
Deferred actuarial (loss) gain net of tax				(674,858)		(674,858)
Total defined benefit pension, net of deferred tax expense						674,858
Total comprehensive loss						(1,933,492)
Balance, ending at Oct. 31, 2012	819,731	19,829,475	12,203,825	(2,947,179)	(2,085,407)	27,820,445
Balance, shares, end at Oct. 31, 2012	2,732,442
Net (loss) income			(318,714)			(318,714)
Deferred actuarial (loss) gain net of tax						0
Total defined benefit pension, net of deferred tax expense						0
Balance, ending at Jul. 31, 2013	$ 819,731	$ 19,829,475	$ 11,885,111	$ (2,947,179)	$ (2,085,407)	$ 27,501,731
Balance, shares, end at Jul. 31, 2013	2,732,442